Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 21, 2021 USD ($) tradingDay $ / shares shares	Dec. 31, 2021 USD ($)	Jul. 21, 2021 USD ($) shares	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of reportable segments | segment				1
Goodwill impairment charges				$ 0	$ 0	$ 0
Gain (loss) from sale of cryptocurrency				$ 105	0	605
Capitalized contract cost, amortization period		4 years		4 years
Advertising expense				$ 144,561	149,191	67,640
Common stock reserved for issuance (in shares) | shares	32,045,000		32,045,000
Maximum number of shares that may be issued (in shares) | shares	32,045,000		32,045,000
Capitalized computer software, amortization period				3 years
Cloud computing implementation costs capitalized		$ 287		$ 287	356	257
Capitalized cloud computing implementation costs amortization expense				210	17	64
Sponsor Earn Out Shares (in shares) | shares	5,051,000		5,051,000
Earnout period	4 years
Earnout fair value	$ 26,000		$ 26,000
Gain on derivative warrant liabilities		15,689
Income tax provision		2,358		2,358	0	0
Revenue				547,899	360,793	265,398
General and administrative expenses				(960,183)	(526,561)	(91,669)
Net (loss) income		$ 78,728	$ (1,032,611)	(953,883)	$ (541,091)	$ 27,993
Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Revenue				5,700
General and administrative expenses				2,800
Net (loss) income				$ 8,500
Marketwise, LLC
Significant Accounting Policies [Line Items]
Ownership percentage	7.90%		7.90%
Noncontrolling interest ownership percentage	92.10%		92.10%
Earnout period one
Significant Accounting Policies [Line Items]
Earnout shares percentage released	50.00%
VWAP threshold (in USD per share) | $ / shares	$ 12.00
VWAP trading days threshold | tradingDay	20
VWAP consecutive trading days threshold | tradingDay	30
Earnout period two
Significant Accounting Policies [Line Items]
Earnout shares percentage released	50.00%
VWAP threshold (in USD per share) | $ / shares	$ 14.00
VWAP trading days threshold | tradingDay	20
VWAP consecutive trading days threshold | tradingDay	30
Sponsor
Significant Accounting Policies [Line Items]
Sponsor Earn Out Shares (in shares) | shares	3,051,000		3,051,000
Management members
Significant Accounting Policies [Line Items]
Sponsor Earn Out Shares (in shares) | shares	2,000,000		2,000,000
Common Stock - Class B
Significant Accounting Policies [Line Items]
Vesting period				8 years
Exercise of put option, period from issuance date				25 months